Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 137,377	$ 114,047
Restricted cash	3,750
Short term investments - available for sale	59,379	76,183
Accounts receivable, net	261,062	285,419
Unbilled revenue	115,431	112,483
Other receivables	18,298	13,387
Deferred tax asset	21,394	20,574
Prepayments and other current assets	22,402	23,155
Income taxes receivable	16,645	18,500
Total current assets	655,738	663,748
Other Assets:
Property, plant and equipment, net	162,629	168,373
Goodwill	354,175	315,441
Non-current other assets	6,075	5,584
Non-current income taxes receivable	15,349	9,506
Non-current deferred tax asset	5,080	5,009
Intangible assets	32,174	34,447
Total Assets	1,231,220	1,202,108
Current Liabilities:
Accounts payable	6,793	8,149
Payments on account	221,720	219,467
Other liabilities	191,536	181,092
Deferred tax liability	66	144
Income taxes payable	7,283	4,570
Total current liabilities	427,398	413,422
Other Liabilities:
Non-current other liabilities	14,318	14,312
Non-current government grants	1,326	1,427
Non-current income taxes payable	7,860	5,650
Non-current deferred tax liability	12,386	12,722
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,543,753 shares issued and outstanding at March 31, 2013 and 60,287,498 shares issued and outstanding at December 31, 2012	5,088	5,067
Additional paid-in capital	244,644	237,217
Capital redemption reserve	100	100
Accumulated other comprehensive income	(21,912)	(8,776)
Retained earnings	540,012	520,967
Total Shareholders' Equity	767,932	754,575
Total Liabilities and Shareholders' Equity	$ 1,231,220	$ 1,202,108